Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Market Risk	The effect of fluctuations in various exchange rates on the Group’s income and equity is as follows:
	December 31, 2023
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(2)	(1)	23	1	3
Restricted short term bank deposits	(6)	(3)	63	3	7
Other receivables	(2)	(1)	23	1	3
Lease liability	8	4	(87)	(5)	(10)
Trade payables	2	1	(21)	(1)	(2)
Other payables	30	16	(334)	(18)	(37)
Total NIS-linked balances	30	16	(333)	(19)	(36)

USD-linked balances
Cash and cash equivalents	(116)	(61)	1,278	67	142
Short term bank deposits	(373)	(195)	4,102	216	456
Trade receivables	(14)	(8)	158	8	18
Loans from related party	89	46	(974)	(51)	(108)
Total USD- linked balances	(414)	(218)	4,406	240	508
Total	(384)	(202)	4,073	221	472

	December 31, 2022
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(6)	(3)	71	4	8
Restricted short term bank deposits	(6)	(3)	63	3	7
Other receivables	-	-	4	-	-
Lease liability	15	8	(166)	(9)	(18)
Trade payables	2	1	(25)	(1)	(3)
Other payables	26	13	(282)	(15)	(31)
Total NIS-linked balances	31	16	(335)	(18)	(37)

USD-linked balances
Cash and cash equivalents	(10)	(5)	110	6	12
Short term bank deposits	(455)	(238)	5,000	263	556
Loans from related party	86	45	(941)	(50)	(105)
Total USD- linked balances	(379)	(198)	4,169	219	463
Total	(348)	(182)	3,834	201	426

Schedule of Certain Data Regarding	Set forth below is certain data regarding U.S. dollar exchange rates:
	Exchange rate	Exchange rate
	of SEK per $1	of NIS per $1
As of December 31:
2021	9.0437	3.110
2022	10.4371	3.519
2023	10.0416	3.627

Schedule of Percentage Increase Decrease in USD exchange rate	Percentage increase (decrease) in USD exchange rate:
2021	10.44%	(3.3)%
2022	15.41%	13.15%
2023	(3.8)%	3.1%

Schedule of Linkage of Monetary Items by Currency	Set forth below is information on the linkage of monetary items by currency:
	December 31, 2023			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	2,739	23	1,278	238
Short term bank deposits	-	-	4,102	-
Restricted short term bank deposits	-	63	-	-
Trade receivables	-	-	158	44
Other receivables	77	23	-	8
	2,816	109	5,538	290
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	974	78
Current maturities of lease liability	-	87	-	-
Accounts payable and accruals:
Trade	30	21	-	-
Other	159	334	-	464
Non-current liabilities
Long-term loans, net of current maturities	-	-	-	62
	189	442	974	604
Net asset value	2,627	(333)	4,564	(314)
	December 31, 2022			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	5,014	71	110	100
Short term bank deposits	-	-	5,000	-
Restricted short term bank deposits	-	63	-	-
Other receivables	152	4	-	5
	5,166	138	5,110	105
Liabilities:
Current liabilities:	-	-	941	32
Current maturities of long-term loans	-	78	-	-
Current maturities of lease liability
Accounts payable and accruals:	50	25	-	-
Trade	124	282	-	327
Other
Non-current liabilities
Lease liabilities, net of current maturities	-	88	-	-
Long-term loans, net of current maturities	-	-	-	96
	174	473	941	455
Net asset value	4,992	(335)	4,169	(350)

Schedule of Financial Liabilities	Information about financial liabilities due dates:
	December 31, 2023
	2024	2025	2026	2027	Total

Long-term loans from related party	974	-	-	-	974
Other long-term loan	66	31	30	28	155
Lease liabilities	94	-	-	-	94
Total	1,134	31	30	28	1,223
	December 31, 2022
	2023	2024	2025	2026	2027	Total
	in USD thousands

Long-term loans from related party	941	-	-	-	-	941
Other long-term loan	32	31	30	29	27	149
Lease liabilities	85	94	-	-	-	179
Total	905	114	20	20	20	1,079